KEELEY Small Cap Value Fund
KEELEY Small Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Small Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 33 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY Small Cap Value Fund (USD $)	Class A, KEELEY Small Cap Value Fund	Class I, KEELEY Small Cap Value Fund
Shareholder Fees Column [Text]	Class A (KSCVX)	Class I (KSCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY Small Cap Value Fund		Class A, KEELEY Small Cap Value Fund	Class I, KEELEY Small Cap Value Fund
Operating Expenses Column [Text]		Class A (KSCVX)	Class I (KSCIX)
Management Fees		0.93%	0.93%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.17%	0.17%
Total Annual Fund Operating Expenses		1.35%	1.10%
Fee Waiver and/or Expense Reimbursement	[1]	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	1.10%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY Small Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, KEELEY Small Cap Value Fund	Class A	581	858	1,156	2,001
Class I, KEELEY Small Cap Value Fund	Class I	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which we currently define as $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart below shows how the Small Cap Value Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of smaller capitalization issues. To assist investors in understanding the broad market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSCVX Year-by-year total return as of 12/31 each year (%)
[1]	The information provided in the bar chart prior to January 1, 2008 represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to the Class A Shares of the Small Cap Value Fund. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	22.39%	Q4 2008	(32.34)%

The bar chart and best and worst quarters shown above, and the average annual returns for the Class A Shares shown below, do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11 FOR THE SMALL CAP VALUE FUND
Average Annual Total Returns KEELEY Small Cap Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Yr		5 Yrs (or life of class, if less)		10 Yrs		Inception Date
Return before taxes Class A, KEELEY Small Cap Value Fund	Return before taxes	Class A		(7.29%)		(1.84%)		7.92%		Oct. 01, 1993
Return before taxes Class I, KEELEY Small Cap Value Fund	Return before taxes	Class I		(7.05%)		(3.73%)				Dec. 31, 2007
Return after taxes on distributions Class A, KEELEY Small Cap Value Fund	Return after taxes on distributions	Class A		(7.29%)	[1]	(1.29%)	[1]	7.69%	[1]	Oct. 01, 1993
Return after taxes on distributions and sale of fund shares Class A, KEELEY Small Cap Value Fund	Return after taxes on distributions and sale of fund shares	Class A		(4.74%)	[1]	(1.55%)	[1]	6.94%	[1]	Oct. 01, 1993
Russell 2000 Index Class A, KEELEY Small Cap Value Fund	Russell 2000® Index	Class A	(reflects no deduction for fees, expenses and taxes)	(4.18%)		0.15%		5.62%		Oct. 01, 1993
Russell 2000 Index Class I, KEELEY Small Cap Value Fund	Russell 2000® Index	Class I	(reflects no deduction for fees, expenses and taxes)	(4.18%)		0.58%				Dec. 31, 2007
S&P 500 Index Class A, KEELEY Small Cap Value Fund	S&P 500® Index	Class A	(reflects no deduction for fees, expenses and taxes)	2.11%		(0.25%)		2.92%		Oct. 01, 1993
S&P 500 Index Class I, KEELEY Small Cap Value Fund	S&P 500® Index	Class I	(reflects no deduction for fees, expenses and taxes)	2.11%		(1.64%)				Dec. 31, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY Small Cap Dividend Value Fund
KEELEY Small Cap Dividend Value Fund
INVESTMENT OBJECTIVE
The Keeley Small Cap Dividend Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 33 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY Small Cap Dividend Value Fund (USD $)	Class A, KEELEY Small Cap Dividend Value Fund	Class I, KEELEY Small Cap Dividend Value Fund
Shareholder Fees Column [Text]	Class A (KSDVX)	Class I (KSDIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY Small Cap Dividend Value Fund		Class A, KEELEY Small Cap Dividend Value Fund	Class I, KEELEY Small Cap Dividend Value Fund
Operating Expenses Column [Text]		Class A (KSDVX)	Class I (KSDIX)
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.42%	0.42%
Total Annual Fund Operating Expenses		1.67%	1.42%
Fee Waiver and/or Expense Reimbursement	[2]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	"Other Expenses" include Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY Small Cap Dividend Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, KEELEY Small Cap Dividend Value Fund	Class A	585	927	1,291	2,315
Class I, KEELEY Small Cap Dividend Value Fund	Class I	116	422	750	1,678

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.78% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with small market capitalization, which we currently define as $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and/or (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in small-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is our intention typically to hold securities for more than two years, but we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Investing in small-cap securities presents more risk than investing in large-cap or more established company securities. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Small Cap Dividend Value Fund. The bar chart below shows how the Small Cap Dividend Value Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small Cap Dividend Value Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSDVX Year-by-year total return as of 12/31 each year (%)
[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q4 2011	15.55%	Q3 2011	(17.44)%

The bar chart and best and worst quarters shown above, and the average annual returns for the Class A Shares shown below, do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11 FOR THE SMALL CAP DIVIDEND VALUE FUND
Average Annual Total Returns KEELEY Small Cap Dividend Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Yr		Since Inception		Inception Date
Return before taxes Class A, KEELEY Small Cap Dividend Value Fund	Return before taxes	Class A		3.45%		16.85%		Dec. 01, 2009
Return before taxes Class I, KEELEY Small Cap Dividend Value Fund	Return before taxes	Class I		3.75%		17.13%		Dec. 01, 2009
Return after taxes on distributions Class A, KEELEY Small Cap Dividend Value Fund	Return after taxes on distributions	Class A		2.90%	[1]	16.01%	[1]	Dec. 01, 2009
Return after taxes on distributions and sale of fund shares Class A, KEELEY Small Cap Dividend Value Fund	Return after taxes on distributions and sale of fund shares	Class A		2.96%	[1]	14.28%	[1]	Dec. 01, 2009
Russell 2000 Value Index		Russell 2000® Value Index	(reflects no deduction for fees, expenses and taxes)	(5.50%)		11.18%		Dec. 01, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY Small-Mid Cap Value Fund
KEELEY Small-Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Small-Mid Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 33 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY Small-Mid Cap Value Fund (USD $)	Class A, KEELEY Small-Mid Cap Value Fund	Class I, KEELEY Small-Mid Cap Value Fund
Shareholder Fees Column [Text]	Class A (KSMVX)	Class I (KSMIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY Small-Mid Cap Value Fund		Class A, KEELEY Small-Mid Cap Value Fund	Class I, KEELEY Small-Mid Cap Value Fund
Operating Expenses Column [Text]		Class A (KSMVX)	Class I (KSMIX)
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.22%	0.22%
Total Annual Fund Operating Expenses		1.47%	1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY Small-Mid Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, KEELEY Small-Mid Cap Value Fund	Class A	585	886	1,209	2,122
Class I, KEELEY Small-Mid Cap Value Fund	Class I	116	379	663	1,470

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.42% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which we currently define as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Small-Mid Cap Value Fund. The bar chart below shows how the Small-Mid Cap Value Fund’s total return has varied from year to year. The table compares the Small-Mid Cap Value Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Small-Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSMVX Year-by-year total return as of 12/31 each year (%)
[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	36.70%	Q4 2008	(34.60)%

The bar chart and best and worst quarters shown above, and the average annual returns for the Class A Shares shown below, do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11 FOR THE SMALL-MID CAP VALUE FUND
Average Annual Total Returns KEELEY Small-Mid Cap Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Yr		Since Inception		Inception Date
Return before taxes Class A, KEELEY Small-Mid Cap Value Fund	Return before taxes	Class A		(4.39%)		0.09%		Aug. 15, 2007
Return before taxes Class I, KEELEY Small-Mid Cap Value Fund	Return before taxes	Class I		(4.07%)		0.37%		Aug. 15, 2007
Return after taxes on distributions Class A, KEELEY Small-Mid Cap Value Fund	Return after taxes on distributions	Class A		(4.39%)	[1]	0.09%	[1]	Aug. 15, 2007
Return after taxes on distributions and sale of fund shares Class A, KEELEY Small-Mid Cap Value Fund	Return after taxes on distributions and sale of fund shares	Class A		(2.85%)	[1]	0.08%	[1]	Aug. 15, 2007
Russell 2500 Value Index		Russell 2500® Value Index	(reflects no deduction for fees, expenses and taxes)	(3.36%)		0.94%		Aug. 15, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY Mid Cap Value Fund
KEELEY Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Mid Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 33 of the Funds’ Statement of Additional Information -“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY Mid Cap Value Fund (USD $)	Class A, KEELEY Mid Cap Value Fund	Class I, KEELEY Mid Cap Value Fund
Shareholder Fees Column [Text]	Class A (KMCVX)	Class I (KMCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY Mid Cap Value Fund		Class A, KEELEY Mid Cap Value Fund	Class I, KEELEY Mid Cap Value Fund
Operating Expenses Column [Text]		Class A (KMCVX)	Class I (KMCIX)
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.26%	0.26%
Total Annual Fund Operating Expenses		1.51%	1.26%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY Mid Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, KEELEY Mid Cap Value Fund	Class A	585	894	1,226	2,161
Class I, KEELEY Mid Cap Value Fund	Class I	116	388	680	1,512

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities -or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.60% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which we currently define as between $1.5 billion and $15 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities -including preferred stock, convertible debt securities and warrants) of mid-size market capitalization. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $15 billion capitalization level. If less than 80% of the Fund’s assets -plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart below shows how the Mid Cap Value Fund’s total return has varied from year to year. The table compares the Mid Cap Value Fund’s performance with that of the Russell Midcap® Value Index, an index that measures the performance of the mid-cap value segment of the U.S. equity universe. To assist investors in understanding the broad market for mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad based market index that measures the performance of the mid-cap range of U.S. stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Mid Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KMCVX Year-by-year total return as of 12/31 each year (%)
[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q3 2009	18.71%	Q4 2008	(33.59)%

The bar chart and best and worst quarters shown above, and the average annual returns for the Class A Shares shown below, do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11 FOR THE MID CAP VALUE FUND
Average Annual Total Returns KEELEY Mid Cap Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Yr		5 Yr		Since Inception		Inception Date
Return before taxes Class A, KEELEY Mid Cap Value Fund	Return before taxes	Class A		(3.49%)		(3.67%)		(0.50%)		Aug. 15, 2005
Return before taxes Class I, KEELEY Mid Cap Value Fund	Return before taxes	Class I		(3.28%)				(8.91%)		Dec. 31, 2007
Return after taxes on distributions Class A, KEELEY Mid Cap Value Fund	Return after taxes on distributions	Class A		(3.49%)	[1]	(3.67%)	[1]	(0.51%)	[1]	Aug. 15, 2005
Return after taxes on distributions and sale of fund shares Class A, KEELEY Mid Cap Value Fund	Return after taxes on distributions and sale of fund shares	Class A		(2.27%)	[1]	(3.08%)	[1]	(0.43%)	[1]	Aug. 15, 2005
Russell Midcap Value Index Class A, KEELEY Mid Cap Value Fund	Russell Midcap® Value Index	Class A	(reflects no deduction for fees, expenses and taxes)	(1.38%)		0.04%		3.37%		Aug. 15, 2005
Russell Midcap Value Index Class I, KEELEY Mid Cap Value Fund	Russell Midcap® Value Index	Class I	(reflects no deduction for fees, expenses and taxes)	(1.38%)				0.41%		Dec. 31, 2007
S&P Midcap 400 Index Class A, KEELEY Mid Cap Value Fund	S&P Midcap 400® Index	Class A	(reflects no deduction for fees, expenses and taxes)	(1.73%)		3.32%		4.82%		Aug. 15, 2005
S&P Midcap 400 Index Class I, KEELEY Mid Cap Value Fund	S&P Midcap 400® Index	Class I	(reflects no deduction for fees, expenses and taxes)	(1.73%)				2.18%		Dec. 31, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY Mid Cap Dividend Value Fund
KEELEY Mid Cap Dividend Value Fund
INVESTMENT OBJECTIVE
The Keeley Mid Cap Dividend Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 33 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY Mid Cap Dividend Value Fund (USD $)	Class A, KEELEY Mid Cap Dividend Value Fund	Class I, KEELEY Mid Cap Dividend Value Fund
Shareholder Fees Column [Text]	Class A (KMDVX)	Class I (KMDIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Load	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY Mid Cap Dividend Value Fund		Class A, KEELEY Mid Cap Dividend Value Fund	Class I, KEELEY Mid Cap Dividend Value Fund
Operating Expenses Column [Text]		Class A (KACVX)	Class I (KACIX)
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.27%	1.27%
Total Annual Fund Operating Expenses		2.52%	2.27%
Fee Waiver and/or Expense Reimbursement	[2]	(1.13%)	(1.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY Mid Cap Dividend Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, KEELEY Mid Cap Dividend Value Fund	Class A	585	1,096
Class I, KEELEY Mid Cap Dividend Value Fund	Class I	116	601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund commenced operations on October 1, 2011, and therefore the portfolio turnover rate for the most recent fiscal year is not available.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which we currently define as between $1.5 billion and $15 billion, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock) of mid-size market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and/or (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as through a share repurchase program. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments.

As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is our intention typically to hold securities for more than two years, but we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Investing in mid-cap securities presents more risk than investing in large-cap or more established company securities. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information will be available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KEELEY All Cap Value Fund
KEELEY All Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley All Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 33 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY All Cap Value Fund (USD $)	Class A, KEELEY All Cap Value Fund	Class I, KEELEY All Cap Value Fund
Shareholder Fees Column [Text]	Class A (KACVX)	Class I (KACIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Load	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY All Cap Value Fund		Class A, KEELEY All Cap Value Fund	Class I, KEELEY All Cap Value Fund
Operating Expenses Column [Text]		Class A (KACVX)	Class I (KACIX)
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.22%	0.22%
Total Annual Fund Operating Expenses		1.47%	1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY All Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, KEELEY All Cap Value Fund	Class A	585	886	1,209	2,122
Class I, KEELEY All Cap Value Fund	Class I	116	379	663	1,470

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in stock and other equity securities (including preferred stock, convertible debt securities and warrants). The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund may concentrate its investments in one of those categories, two of them or all of them, and may change the allocation from time to time.

We focus our attention on particular kinds of undervalued stocks, and attempt to concentrate on identifying companies going through major changes (corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is our intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. But, we may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

PERFORMANCE
The following performance information indicates some of the risks of investing in the All Cap Value Fund. The bar chart below shows how the All Cap Value Fund’s total return has varied from year to year. The table compares the All Cap Value Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the All Cap Value Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KACVX Year-by-year total return as of 12/31 each year (%)
[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	31.12%	Q4 2008	(33.20)%

The bar chart and best and worst quarters shown above, and the average annual returns for the Class A Shares shown below, do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11 FOR THE ALL CAP VALUE FUND
Average Annual Total Returns KEELEY All Cap Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Yr		5 Yr		Since Inception		Inception Date
Return before taxes Class A, KEELEY All Cap Value Fund	Return before taxes	Class A		(2.40%)		(0.54%)		1.69%		Jun. 14, 2006
Return before taxes Class I, KEELEY All Cap Value Fund	Return before taxes	Class I		(2.30%)				(4.53%)		Dec. 31, 2007
Return after taxes on distributions Class A, KEELEY All Cap Value Fund	Return after taxes on distributions	Class A		(2.40%)	[1]	(0.54%)	[1]	1.69%	[1]	Jun. 14, 2006
Return after taxes on distributions and sale of fund shares Class A, KEELEY All Cap Value Fund	Return after taxes on distributions and sale of fund shares	Class A		(1.56%)	[1]	(0.46%)	[1]	1.44%	[1]	Jun. 14, 2006
Russell 3000 Value Index Class A, KEELEY All Cap Value Fund	Russell 3000® Value Index	Class A	(reflects no deduction for fees, expenses and taxes)	(0.10%)		(2.58%)		0.86%		Jun. 14, 2006
Russell 3000 Value Index Class I, KEELEY All Cap Value Fund	Russell 3000® Value Index	Class I	(reflects no deduction for fees, expenses and taxes)	(0.10%)				(2.97%)		Dec. 31, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY Alternative Value Fund
KEELEY Alternative Value Fund
INVESTMENT OBJECTIVE
The Keeley Alternative Value Fund seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 33 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY Alternative Value Fund (USD $)	Class A, KEELEY Alternative Value Fund	Class I, KEELEY Alternative Value Fund
Shareholder Fees Column [Text]	Class A (KALVX)	Class I (KALIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY Alternative Value Fund		Class A, KEELEY Alternative Value Fund	Class I, KEELEY Alternative Value Fund
Operating Expenses Column [Text]		Class A (KALVX)	Class I (KALIX)
Management Fees		1.60%	1.60%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.74%	0.74%
Total Annual Fund Operating Expenses		2.59%	2.34%
Fee Waiver and/or Expense Reimbursement	[1]	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.89%	1.64%
[1]	Keeley Asset Management Corp. (the "Adviser") has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waivers are in effect through January 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY Alternative Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, KEELEY Alternative Value Fund	Class A	633	1,156	1,704	3,193
Class I, KEELEY Alternative Value Fund	Class I	167	663	1,187	2,622

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.59% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which we currently define as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small and mid-size market cap companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalization until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is “0% net long.”

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks, and attempts to concentrate on identifying companies going through major changes (corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. But, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The value of your investment will increase or decrease so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued. Investing in small and mid-cap securities presents more risk than investing in large-cap or more established company securities. Small and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, futures, derivatives and, in general, synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading also is highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Non-exchange traded derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

Also, the Fund is subject to risks associated with short sales, investments in ETFs and ETNs and, in general, liquidity risks. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs also are subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

PERFORMANCE
The following performance information indicates some of the risks of investing in the Alternative Value Fund. The bar chart below shows the Alternative Value Fund’s total return for its first calendar year of operation. The table compares the Alternative Value Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe, and the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Alternative Value Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KALVX Year-by-year total return as of 12/31 each year (%)
[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q4 2010	14.10%	Q3 2011	(12.52)%

The bar chart and best and worst quarters shown above, and the average annual returns for the Class A Shares shown below, do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11 FOR THE ALTERNATIVE VALUE FUND
Average Annual Total Returns KEELEY Alternative Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Yr		Since Inception		Inception Date
Return before taxes Class A, KEELEY Alternative Value Fund	Return before taxes	Class A		(10.24%)		(4.37%)		Apr. 01, 2010
Return before taxes Class I, KEELEY Alternative Value Fund	Return before taxes	Class I		(10.02%)		(4.07%)		Apr. 01, 2010
Return after taxes on distributions Class A, KEELEY Alternative Value Fund	Return after taxes on distributions	Class A		(12.56%)	[1]	(5.87%)	[1]	Apr. 01, 2010
Return after taxes on distributions and sale of fund shares Class A, KEELEY Alternative Value Fund	Return after taxes on distributions and sale of fund shares	Class A		(3.57%)	[1]	(3.67%)	[1]	Apr. 01, 2010
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses and taxes)	2.11%		5.96%
Russell 2500 Value Index		Russell 2500® Value Index	(reflects no deduction for fees, expenses and taxes)	(3.36%)		5.04%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.